Non-interest income (Details) - AUD ($) $ in Millions		12 Months Ended
	Jun. 16, 2022	Sep. 30, 2022	Sep. 30, 2021	Sep. 30, 2020
Net fee income
Facility fees		$ 686	$ 717	$ 731
Transactions fees		1,132	993	1,021
Other non-risk fee income		122		48
Fee income		1,940	1,710	1,800
Credit card loyalty programs		(126)	(101)	(102)
Transaction fee related expenses		(143)	(127)	(106)
Fee expenses		(269)	(228)	(208)
Net fee income		1,671	1,482	1,592
Net wealth management and insurance income
Net wealth management income		726	657	631
Life insurance premium income		834	1,077	1,297
General insurance and lenders mortgage insurance (LMI) net premium earned			387	499
Life insurance investment and other income		(141)	59	64
General insurance and LMI investment and other income			76	42
Total insurance premium, investment and other income		693	1,599	1,902
Life insurance claims, changes in life insurance liabilities and other expenses		(611)	(767)	(1,284)
General insurance and LMI claims and other expenses			(278)	(498)
Total insurance claims, changes in insurance liabilities and other expenses		(611)	(1,045)	(1,782)
Net wealth management and insurance income		808	1,211	751
Trading income		664	719	895
Other income
Dividends received from other entities		4	4	1
Net gain/(loss) on sale/derecognition of associates		25	43	316
Net gain/(loss) on disposal of assets		(3)	7	11
Net gain/(loss) on hedging overseas operations			(8)
Net gain/(loss) on derivatives held for risk management purposes		9	4	4
Net gain/(loss) on financial instruments measured at fair value		12	655	(78)
Net gain/(loss) on disposal of controlled entities and other businesses		(823)	188
Rental income on operating leases		16	41	54
Share of associates' net profit/(loss)		(7)	(6)	(23)
Other		69	24	(36)
Total other income		(698)	952	249
Total non-interest income		2,445	4,364	3,487
Estimated compliance, regulation and remediation costs recognised as a reduction in non-risk fee income, net wealth management income and other income		64	320	225
Held for sale | Westpac Australian Life Insurance business
Other income
Gain (loss) recognised on measurement to fair value less costs to sell or on disposal of assets or disposal groups constituting discontinued operation		(1,112)
Held for sale | Westpac Motor Vehicle Dealer Finance and Novated Leasing business
Other income
Gain (loss) recognised on measurement to fair value less costs to sell or on disposal of assets or disposal groups constituting discontinued operation		170
Held for sale | Westpac New Zealand Life Insurance business
Other income
Gain (loss) recognised on measurement to fair value less costs to sell or on disposal of assets or disposal groups constituting discontinued operation		119
Credit card loyalty programs
Other income
Deferred Income		330	362	$ 361
Westpac Overseas Holdings No.2 Proprietary Limited
Other income
Dividends paid to Parent Entity	$ 5,040	5,040
Parent Entity
Net fee income
Facility fees		644	671
Transactions fees		940	851
Other non-risk fee income		116	(123)
Fee income		1,700	1,399
Credit card loyalty programs		(94)	(71)
Transaction fee related expenses		(115)	(104)
Fee expenses		(209)	(175)
Net fee income		1,491	1,224
Net wealth management and insurance income
Trading income		601	661
Other income
Dividends received from subsidiaries		6,632	1,184
Transactions with subsidiaries		771	704
Dividends received from other entities		2	2
Net gain/(loss) on sale/derecognition of associates		12	(11)
Net gain/(loss) on disposal of assets		(4)
Net gain/(loss) on hedging overseas operations		206	(150)
Net gain/(loss) on derivatives held for risk management purposes		9	4
Net gain/(loss) on financial instruments measured at fair value		15	118
Net gain/(loss) on disposal of controlled entities and other businesses		170
Rental income on operating leases		10	21
Share of associates' net profit/(loss)			(2)
Other		67	169
Total other income		7,890	2,039
Total non-interest income		9,982	3,924
Estimated compliance, regulation and remediation costs recognised as a reduction in non-risk fee income, net wealth management income and other income		24	278
Parent Entity | Credit card loyalty programs
Other income
Deferred Income		$ 36	$ 35